Accounts Payable, Accrued Expenses and Other Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Accounts Payable, Current	$ 12,986	$ 8,701
Accrued bonus and staff costs	20,742	18,272
Other deposits	1,793	1,788
Other taxes payable (note)	881	934
Accrued professional fees	3,007	3,169
Accrued marketing expenses	75	342
Others	1,082	1,237
Total	$ 40,566	$ 34,443